INVESTMENTS - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets:
Investments at fair value, equity securities	$ 25,057	$ 37,241
Level 3
Assets:
Investments at fair value, equity securities	$ 25,057	$ 37,241